Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
HMH Holding BV And Subsidiaries [Member]
Accounting Policies [Line Items]
Schedule of Property Plant And Equipment Useful Life
Estimates for useful life, depreciation method and residual values are reviewed annually. Assets are depreciated on a straight-line basis over their expected economic lives as follows:

Asset Classification	Useful life
Building	16-33 years
Machinery, equipment and software	3-16 years